07.31 Fidelity Managed Retirement Funds Retail Combo PRO-07 | Fidelity Managed Retirement 2010 Fund

Supplement to the
Fidelity Managed Retirement Income Fund℠, Fidelity Managed Retirement 2005 Fund℠, Fidelity Managed Retirement 2010 Fund℠, Fidelity Managed Retirement 2015 Fund℠, Fidelity Managed Retirement 2020 Fund℠ and Fidelity Managed Retirement 2025 Fund℠
September 29, 2018
Prospectus

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity Managed Retirement 2010 Fund}	07.31 Fidelity Managed Retirement Funds Retail Combo PRO-07 Fidelity Managed Retirement 2010 Fund Fidelity Managed Retirement 2010 Fund
Management fee	0.46%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[1]
Total annual operating expenses	0.46%	[1]
[1]	Adjusted to reflect current fees.

Sell All Shares
Expense Example {- Fidelity Managed Retirement 2010 Fund}	07.31 Fidelity Managed Retirement Funds Retail Combo PRO-07 Fidelity Managed Retirement 2010 Fund Fidelity Managed Retirement 2010 Fund USD ($)
1 year	$ 47
3 years	148
5 years	258
10 years	$ 572

  Investing primarily in a combination of Fidelity® domestic equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds) in a manner that supports a withdrawal strategy to provide investors with income in retirement.